Supplement to the
Fidelity Advisor® Dividend Growth Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ADGFI-15-02  October 30, 2015
1.756195.125

Supplement to the
Fidelity Advisor® Equity Growth Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

EPGI-15-02  October 30, 2015
1.756212.123

Supplement to the
Fidelity Advisor® Equity Income Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

EPII-15-02  October 30, 2015
1.756210.124

Supplement to the
Fidelity Advisor® Equity Value Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AEVI-15-02  October 30, 2015
1.760402.122

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AFRI-15-02  October 30, 2015
1.746477.132

Supplement to the
Fidelity Advisor® Growth & Income Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC, or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AGAII-15-02  October 30, 2015
1.741968.126

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC, or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

GOI-15-04  October 30, 2015
1.756208.129

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

HYI-15-02  October 30, 2015
1.742523.126

Supplement to the
Fidelity Advisor® High Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefits plans sponsored by FMR LLC or an affiliate;

AHII-15-02  October 30, 2015
1.754057.125

Supplement to the
Fidelity Advisor® Large Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

LCI-15-02  October 30, 2015
1.756205.125

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Institutional Class
September 29, 2015
Prospectus

The following information replaces the similar information found in paragraph 4. in the Shareholder Information section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ALSFI-15-02  October 30, 2015
1.756219.122

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AMPI-15-02  October 30, 2015
1.806138.119

Supplement to the
Fidelity Advisor® Small Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC, or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ASCFI-15-02  October 30, 2015
1.708464.127

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

MCI-15-02  October 30, 2015
1.756201.130

Supplement to the
Fidelity Advisor® Value Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and the policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

FAVI-15-02  October 30, 2015
1.806143.126

Supplement to the
Fidelity Advisor® Value Strategies Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 14.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ISO-15-02  October 30, 2015
1.751426.127